Schedule of Warrants Liabilities And Stock Option Awards using a Black-Scholes Option-Pricing Model (Details) - $ / shares																			12 Months Ended
		Apr. 04, 2023	Mar. 31, 2023	Feb. 15, 2023	Feb. 09, 2023	Jan. 25, 2023	Dec. 31, 2022	Dec. 14, 2022	Oct. 21, 2022	Sep. 30, 2022	Aug. 16, 2022	Aug. 15, 2022	Jun. 30, 2022	Jun. 06, 2022	Apr. 04, 2022	Mar. 31, 2022	Feb. 15, 2022	Feb. 14, 2022	Dec. 31, 2023	Dec. 31, 2022	Aug. 29, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Price																					$ 13.20
AgeX Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest Rate (annual)																			4.12%	1.74%
Volatility (annual)																			118.12%	130.71%
Time to Maturity (Years)																			5 years 1 month 24 days	5 years 6 months 29 days
Calculated fair value per share							$ 24.48												$ 22.41	$ 24.48
Inception Date [Member] | AgeX Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	[1]				$ 24.72													$ 27.43
Warrant Expiration Date	[2]				Feb. 08, 2026													Feb. 13, 2025
Stock Price	[3]				$ 23.20													$ 24.32
Interest Rate (annual)	[4]				4.15%													1.80%
Volatility (annual)	[5]				118.94%													122.99%
Time to Maturity (Years)					3 years													3 years
Calculated fair value per share					$ 16.38													$ 17.11
Issuance Date [Member] | AgeX Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	[1]	$ 23.25		$ 21.93		$ 25.85		$ 20.75	$ 24.27		$ 23.56			$ 25.01	$ 30.94		$ 27.43	$ 27.43
Warrant Expiration Date	[2]	Apr. 03, 2026		Feb. 14, 2026		Jan. 24, 2026		Dec. 13, 2025	Oct. 20, 2025			Aug. 15, 2025		Jun. 05, 2025	Apr. 03, 2025		Feb. 14, 2025	Feb. 13, 2025
Stock Price	[3]	$ 23.67		$ 21.10		$ 26.42		$ 18.99	$ 21.81		$ 22.51			$ 28.14	$ 28.79		$ 26.28	$ 24.32
Interest Rate (annual)	[4]	3.60%		4.35%		3.84%		3.94%	4.52%		3.19%			2.94%	2.61%		1.80%	1.80%
Volatility (annual)	[5]	113.01%		118.93%		119.17%		120.01%	120.51%		121.37%			122.62%	123.31%		123.28%	122.99%
Time to Maturity (Years)		3 years		3 years		3 years		3 years	3 years		3 years			3 years	3 years		3 years	3 years
Calculated fair value per share		$ 16.39		$ 14.99		$ 18.98		$ 13.40	$ 15.42		$ 16.07			$ 20.84	$ 20.59		$ 18.81	$ 17.11
Period Ending [Member] | AgeX Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	[1]		$ 23.25				$ 19.34			$ 21.45			$ 21.10			$ 33.06				19.34
Warrant Expiration Date	[2]		Mar. 30, 2026				Dec. 30, 2025			Sep. 29, 2025			Jun. 29, 2025			Mar. 30, 2025
Stock Price	[3]		$ 23.32				$ 19.41			$ 19.75			$ 20.27			$ 30.04				19.41
Interest Rate (annual)	[4]		3.81%				4.22%			4.25%			2.99%			2.45%
Volatility (annual)	[5]		113.43%				119.31%			121.49%			122.21%			123.28%
Time to Maturity (Years)			3 years				3 years			3 years			3 years			3 years
Calculated fair value per share			$ 16.15				$ 13.93			$ 14.09			$ 14.53			$ 21.36				$ 13.93

[1]	Based on the market closing price of AgeX’s common stock on the NYSE American on the day prior to each debt Inception Date, on each presented period ending date, and one day prior to the delivery of the relevant drawdown notice in accordance with terms of the 2022 Secured Note (with such drawdown notice delivery date being shown as the Issuance Date in the table), and as adjusted to reflect the Reverse Stock Split. For this purpose, the date on which the 2022 Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.
[2]	Warrants are exercisable over a three-year period from each Issuance Date.
[3]	Based on the market price of AgeX’s common stock on the NYSE American as of each date presented.
[4]	Interest rate for U.S. Treasury Bonds, as of each date presented, as published by the U.S. Federal Reserve.
[5]	Based on the historical daily volatility of AgeX common stock as of each date presented.